Commitments and contingencies (Details Narrative)		3 Months Ended			12 Months Ended
	Nov. 24, 2021 USD ($) $ / shares shares	Mar. 31, 2023 USD ($)	Mar. 31, 2023 SGD ($)	Oct. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 USD ($)	Dec. 31, 2022 SGD ($)	Jul. 31, 2022 USD ($) $ / shares shares	Nov. 17, 2022 shares	Jul. 31, 2021 USD ($) shares
Loss Contingencies [Line Items]
Underwriting commissions percentage	2.00%
Gross proceeds from issuance of IPO	$ 1,725,000
Deferred underwriting commissions percentage	3.50%
Deferred underwriting commissions	$ 3,018,750								$ 247,920
Proceeds from sale of equity	87,114,830
Underwriting discount	225,000
Stock sold on transaction	$ 100
Ordinary shares issued | shares				2,448,500			2,448,500	1,500,000	2,156,250
Professional and other listing fees				$ 400,000			$ 500,000
Compensate amount		$ 3,704	$ 5,000		$ 3,704	$ 5,000
Legal payment		74,966	$ 100,000		74,966	$ 100,000
Contingent liability balance outstanding		$ 0			$ 0
Maxim Group LLC [Member]
Loss Contingencies [Line Items]
Stock sold on transaction				$ 100			$ 100
Underwriters [Member]
Loss Contingencies [Line Items]
Underwriting commissions percentage	2.00%
Deferred underwriting commissions percentage	3.50%
Deferred underwriting commissions	$ 3,018,750
Maximum [Member] | Maxim Group LLC [Member]
Loss Contingencies [Line Items]
Sale of stock, shares issued | shares				431,250			431,250
Stock option exercise price | $ / shares				$ 11.00			$ 11.00
Over-Allotment Option [Member]
Loss Contingencies [Line Items]
Shares issued | shares				1,125,000			1,125,000
Share price per share | $ / shares	$ 10.00			$ 10.00			$ 10.00
Sale of stock, shares issued | shares	1,125,000
Proceeds from sale of equity	$ 11,250,000
Stock sold on transaction	$ 11,250,000
Over-Allotment Option [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Shares issued | shares				7,500,000			7,500,000
IPO [Member]
Loss Contingencies [Line Items]
Deferred underwriting commissions				$ 5,876,815			$ 5,876,815
Sale of stock, shares issued | shares	8,625,000
Stock sold on transaction	$ 86,250,000
IPO [Member] | Maxim Group LLC [Member]
Loss Contingencies [Line Items]
Shares issued | shares				474,375			474,375
Sale of stock, shares issued | shares				431,250			431,250
Ordinary shares issued | shares				43,125			43,125
Warrants to purchase share | shares				215,625			215,625
IPO [Member] | Underwriters [Member]
Loss Contingencies [Line Items]
Sale of stock, shares issued | shares	8,625,000
Stock sold on transaction	$ 86,250,000